Business Combinations and Disposals - Discontinued Operations Dispositions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Net sales	$ 41,399	[1]	$ 699,640	$ 595,543	$ 504,122
Cost of goods sold	25,041	[1]	423,185	355,490	299,276
Gross profit	16,539	[1]	279,507	241,518	206,184
Loss before income taxes of discontinued operations	(5,305)	[2]	(89,648)	(49,138)	(51,956)
Profit (loss) from discontinued operations	$ (1,908)	[1]	(32,238)	(1,423)	(8,264)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Profit (loss) from discontinued operations			(32,238)	(1,423)	(8,264)
Discontinued operations | Individually immaterial investments
Disclosure of analysis of single amount of discontinued operations [line items]
Net sales			80,634	76,194	50,801
Cost of goods sold			62,275	66,044	43,272
Gross profit			18,359	10,150	7,529
Operating profit			3,997	1,972	(1,777)
Loss before income taxes of discontinued operations			(1,334)	(4,816)	(1,799)
Tax paid on the sale of shares			511	(1,120)	(712)
Gain on sale of discontinued operations			59	0	0
Profit (loss) from discontinued operations			(765)	(5,936)	(2,511)
Discontinued operations | Logistics And Distribution
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of long-lived assets			3,955
Discontinued operations | Heineken
Disclosure of analysis of single amount of discontinued operations [line items]
Operating profit			(3,981)
Tax paid on the sale of shares			10,697
Gain on sale of discontinued operations			(26,820)
Profit (loss) from discontinued operations			$ (33,003)	$ (7,359)	$ (10,775)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3